Earnings Per Share (Tables)	3 Months Ended
Dec. 28, 2013
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share, Basic And Diluted
The following table sets forth the computation of basic and diluted earnings per share (in millions, except per share data):

	Three Months Ended
	December 28, 2013	December 29, 2012
Numerator:
Income from continuing operations	$252	$172
Less: Net loss attributable to noncontrolling interests	(2)	(5)
Net income from continuing operations attributable to Tyson	254	177
Less dividends declared:
Class A	28	46
Class B	6	10
Undistributed earnings	$220	$121

Class A undistributed earnings	$179	$99
Class B undistributed earnings	41	22
Total undistributed earnings	$220	$121
Denominator:
Denominator for basic earnings per share:
Class A weighted average shares	271	285
Class B weighted average shares, and shares under the if-converted method for diluted earnings per share	70	70
Effect of dilutive securities:
Stock options and restricted stock	5	5
Convertible 2013 Notes	—	2
Warrants	8	—
Denominator for diluted earnings per share – adjusted weighted average shares and assumed conversions	354	362

Net Income Per Share from Continuing Operations Attributable to Tyson:
Class A Basic	$0.76	$0.51
Class B Basic	$0.68	$0.46
Diluted	$0.72	$0.49
Net Income Per Share Attributable to Tyson:
Class A Basic	$0.76	$0.50
Class B Basic	$0.68	$0.45
Diluted	$0.72	$0.48